VARIABLE-INTEREST ENTITIES	12 Months Ended
Dec. 31, 2015
VARIABLE-INTEREST ENTITIES

NOTE 3. VARIABLE-INTEREST ENTITIES

Shanghai JIDI

In order to comply with foreign ownership restrictions and to hold the necessary licenses required, through June 2012 we had operated our Asian online game and service business in the People’s Republic of China (“PRC”) through our VIE, Shanghai JIDI. We had no ownership interest in Shanghai JIDI and relied on a series of contractual arrangements that were intended to give us effective control over Shanghai JIDI. Those contractual arrangements were duly executed and the share pledge agreements were registered with local government authority in compliance with PRC legal requirements. Therefore, we effectively controlled Shanghai JIDI, and were the primary beneficiary of Shanghai JIDI. Shanghai JIDI held an Internet Content Provider (“ICP”) license, an Internet cultural operation license and an Internet publishing license. In June 2012, our board of directors approved a plan to dispose of Shanghai JIDI. As a result, Shanghai JIDI’s operations have been accounted for as discontinued operations. (See Note 5, “Divestitures”, for additional information.) In May 2013, we were notified by the competent authority that Shanghai JIDI had completed the dissolution procedures and was duly deregistered.

For the period from January to May 2013, Shanghai JIDI was pending official notification of deregistration and generated no revenue and incurred no profit or loss.